Short Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
SHORT TERM DEBT
NOTE 10:-	SHORT TERM DEBT

		Interest
	Linkage	rate	December 31,
	basis	%	2017	2018
Short-term credit from banks	USD	U.S Prime -0.2	$2,125	$2,362
Short-term credit from banks	NIS	2.0	618	-
Short-term loans from banks	NIS	1.6-2.0	259	-
Current maturities of long-term loans from financial institution	NIS	2.6-3.0	6,769	6,299
			$9,771	$8,661